Schedule of Investments
March 31, 2021 (unaudited)
AmericaFirst Risk-On Risk-Off Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 93.68%

Air Transportation, Scheduled - 0.01%
AMR Corp. (*) (2)	80,929	809

Aircraft - 4.92%
The Boeing Co. (2)	1,977	503,581

Beverages - 4.66%
The Coca-Cola Co.	9,042	476,604

Biological Products (No Diagnostic Substances) - 4.91%
Amgen, Inc.	2,018	502,099

Cable & Other Pay Television Services - 4.24%
The Walt Disney Co.	2,351	433,807

Computer & Office Equipment - 4.81%
International Business Machines Corp.	3,693	492,129

Computer Communications Equipment - 5.06%
Cisco Systems, Inc.	10,014	517,824

Electronic Computers - 4.42%
Apple, Inc.	3,702	452,199

Hospital & Medical Service Plans - 4.94%
UnitedHealth Group, Inc.	1,358	505,271

Motor Vehicle Parts & Accessories - 4.63%
Honeywell International, Inc.	2,183	473,864

Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 4.54%
Dow, Inc.	7,260	464,204

Retail-Lumber & Other Building Materials Dealers - 5.24%
The Home Depot, Inc.	1,756	536,019

Retail-Variety Stores - 4.70%
Walmart, Inc.	3,542	481,110

Rubber & Plastics Footwear - 4.37%
Nike, Inc. Class B	3,366	447,308

Security Brokers, Dealers & Flotation Companies - 4.32%
The Goldman Sachs Group, Inc.	1,351	441,777

Semiconductors & Related Devices - 4.72%
Intel Corp.	7,544	482,816

Services-Business Services, Nec - 4.35%
Visa, Inc.	2,103	445,268

Services-Prepackaged Software - 4.58%
Microsoft Corp.	1,986	468,239

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 4.86%
Procter & Gamble Co.	3,669	496,893

Surgical & Medical Instruments & Apparatus - 4.78%
3M Co.	2,538	489,022

Telephone Communications (No Radio Telephone) - 4.64%
Verizon Communications, Inc.	8,160	474,504

Total Common Stock	(Cost $ 9,467,741)	9,585,347

Exchange-Traded Funds - 7.68%

Invesco S&P 500 Equal Weight ETF (8)	5,544	785,363

Total Exchange-Traded Funds	(Cost $ 746,041)	785,363

Total Investments - 101.35%	(Cost $ 10,213,782)	10,370,710

Liabilities In Excess Of Other Assets - -1.35%		(138,357)

Total Net Assets - 100.00%		10,232,353

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$10,369,901	$0
Level 2 - Other Significant Observable Inputs	809	-
Level 3 - Significant Unobservable Inputs		-
Total	$10,370,710	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2021.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2021.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.
(9) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
(*) Indicates an illiquid and fair valued security.